Vessels, Port Terminals and Other Fixed Assets, net - Balance Sheet Analysis (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Vessels, port terminals and other fixed assets, net
Balance	$ 443,625
Additions	8,591
Additions	(24,146)	$ (21,264)	$ (19,555)
Transfers / Restructuring of capital lease	(210)	0	0
Balance	427,860	443,625
Cost
Vessels, port terminals and other fixed assets, net
Balance	577,102	476,694	440,184
Additions	8,591	100,455	36,532
Write-off		(47)
Transfers / Restructuring of capital lease	(210)
Disposals			(22)
Balance	585,483	577,102	476,694
Accumulated Depreciation
Vessels, port terminals and other fixed assets, net
Balance	(133,477)	(112,213)	(92,680)
Additions	(24,146)	(21,264)	(19,555)
Transfers / Restructuring of capital lease	0
Disposals			22
Balance	(157,623)	(133,477)	(112,213)
Net Book Value
Vessels, port terminals and other fixed assets, net
Balance	443,625	364,481	347,504
Additions		79,191	16,977
Write-off		(47)
Additions	(15,555)
Transfers / Restructuring of capital lease	(210)
Balance	427,860	443,625	364,481
Dry Port Terminal | Cost
Vessels, port terminals and other fixed assets, net
Balance	78,385	75,273	51,348
Additions	1,266	3,112	23,947
Disposals			(22)
Balance	79,651	78,385	75,273
Dry Port Terminal | Accumulated Depreciation
Vessels, port terminals and other fixed assets, net
Balance	(11,446)	(9,317)	(7,742)
Additions	(2,173)	(2,129)	(1,597)
Disposals			22
Balance	(13,619)	(11,446)	(9,317)
Dry Port Terminal | Net Book Value
Vessels, port terminals and other fixed assets, net
Balance	66,939	65,956	43,606
Additions		983	22,350
Additions	(907)
Balance	66,032	66,939	65,956
Oil Storage Plant and Port Facilities for Liquid Cargoes | Cost
Vessels, port terminals and other fixed assets, net
Balance	28,014	27,757	27,141
Additions	1,021	257	616
Balance	29,035	28,014	27,757
Oil Storage Plant and Port Facilities for Liquid Cargoes | Accumulated Depreciation
Vessels, port terminals and other fixed assets, net
Balance	(9,021)	(7,765)	(6,509)
Additions	(1,258)	(1,256)	(1,256)
Balance	(10,279)	(9,021)	(7,765)
Oil Storage Plant and Port Facilities for Liquid Cargoes | Net Book Value
Vessels, port terminals and other fixed assets, net
Balance	18,993	19,992	20,632
Additions	(237)	(999)	(640)
Balance	18,756	18,993	19,992
Tanker Vessels, Barges and Pushboats | Cost
Vessels, port terminals and other fixed assets, net
Balance	464,968	368,628	355,626
Additions	6,188	96,387	9,972
Write-off		(47)
Transfers / Restructuring of capital lease	(210)		3,030
Balance	470,946	464,968	368,628
Tanker Vessels, Barges and Pushboats | Accumulated Depreciation
Vessels, port terminals and other fixed assets, net
Balance	(111,139)	(93,784)	(77,400)
Additions	(20,007)	(17,355)	(16,384)
Transfers / Restructuring of capital lease	0
Balance	(131,146)	(111,139)	(93,784)
Tanker Vessels, Barges and Pushboats | Net Book Value
Vessels, port terminals and other fixed assets, net
Balance	353,829	274,844	278,226
Additions		79,032
Write-off		(47)
Additions	(13,819)		(6,412)
Transfers / Restructuring of capital lease	(210)		3,030
Balance	339,800	353,829	274,844
Other Fixed Assets | Cost
Vessels, port terminals and other fixed assets, net
Balance	5,735	5,036	6,069
Additions	116	699	1,997
Transfers / Restructuring of capital lease			(3,030)
Balance	5,851	5,735	5,036
Other Fixed Assets | Accumulated Depreciation
Vessels, port terminals and other fixed assets, net
Balance	(1,871)	(1,347)	(1,029)
Additions	(708)	(524)	(318)
Balance	(2,579)	(1,871)	(1,347)
Other Fixed Assets | Net Book Value
Vessels, port terminals and other fixed assets, net
Balance	3,864	3,689	5,040
Additions		175	1,679
Additions	(592)
Transfers / Restructuring of capital lease			(3,030)
Balance	$ 3,272	$ 3,864	$ 3,689